Related parties	3 Months Ended
Mar. 31, 2021
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Services provided by the Company
The Company provides registered office and other simple administrative services to three subsidiaries of ATH. The amounts invoiced for three months ended March 31, 2021 and recovered through G&A expenses, amounted to KUSD 1 (three months ended March 31, 2020: KUSD 1).
Key management compensation
The compensation of key management is shown below:

	Three months ended March 31,
(in KUSD)	2021	2020
Salaries and other short-term employee costs	2,032	1,605
Pension costs	134	149
Share-based compensation expense	5,217	1,581
Other compensation	13	62
Total	7,396	3,397